Summarized Selected Financial Information for Divested Business (Detail) - USD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2016	Jan. 31, 2016	Sep. 30, 2015
East Gate
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Exchange difference	$ 250
The fair value of consideration received, net of any transaction costs	112
The fair value of consideration receivable, net of any transaction costs	1,058
Aggregate of consideration received and receivable net of any transaction costs	1,170
The carrying amount of the investment of East Gate at the date of disposal	1,398
Gain on disposal of investment in East Gate	$ 22
FingerRockz
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
The carrying amount at the date of deconsolidation			$ (37)
Gain on disposal			37
The fair value of consideration received and receivable, net of any transaction costs			$ 0
Perfect Pairs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from disposal of subsidiary		$ 760
Disposed of by Sale | Perfect Pairs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from disposal of subsidiary		760
Cash		482
Receivables and other current assets		40
Property, plant and equipment		71
Intangible and other noncurrent assets		13
Accounts payable and accrued expenses		(528)
Other payable and other current liabilities		(144)
The carrying amount at the date of deconsolidation		(66)
Exchange difference		1
Gain on disposal		$ 827